Deposits (Tables)	12 Months Ended
Mar. 31, 2011
Deposits
Maturities of Time Deposits

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,704,148	¥13,812,257
Due after one year through two years	6,427,398	247,805
Due after two years through three years	3,051,730	135,808
Due after three years through four years	676,089	32,901
Due after four years through five years	814,135	35,665
Due after five years	110,927	27,508

Total	¥46,784,427	¥14,291,944